UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      HS Management Partners, LLC

Address:   598 Madison Ave; 14th Floor
           New York, NY  10022


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ronald R. Staib
Title:  CCO/SVP
Phone:  212-823-0576

Signature,  Place,  and  Date  of  Signing:

/s/ Ronald R. Staib                New York, NY 10022                 2/5/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-01190        Frank Russell Company
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $    1,545,427
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
3M CO COM                             COM            88579Y101   42,337   421,051 SH       SOLE                  421,051      0    0
ANHEUSER BUSCH INBEV SA/NV            SPONSORED ADR  03524A108   41,891   472,814 SH       SOLE                  472,814      0    0
SPONSOREDADR
BLACKROCK INC COM STK                 COM            09247X101   42,444   179,636 SH       SOLE                  179,636      0    0
CHEESECAKE FACTORY INC COM            COM            163072101   49,135 1,481,758 SH       SOLE                1,481,758      0    0
COACH INC COM                         COM            189754904   72,560 1,422,750 SH       SOLE                1,422,750      0    0
COCA COLA CO COM                      COM            191098102   47,839 1,284,625 SH       SOLE                1,284,625      0    0
DIAGEO PLC SPONSORED ADR NEW          SPONSORED ADR  25243Q205   42,379   355,230 SH       SOLE                  355,230      0    0
DOMINOS PIZZA INC COM                 COM            25754A201   64,515 1,385,324 SH       SOLE                1,385,324      0    0
DR PEPPER SNAPPLE GROUP INC COM STK   COM            26138E109   65,767 1,459,214 SH       SOLE                1,459,214      0    0
DUNKIN BRANDS GROUP INC COM           COM            265504100   22,198   607,998 SH       SOLE                  607,998      0    0
EBAY INC COM                          COM            278642103   68,885 1,231,636 SH       SOLE                1,231,636      0    0
GOOGLE INC CL A                       CL A           38259P508   92,993   123,057 SH       SOLE                  123,057      0    0
KELLOGG CO COM USD0.25                COM            487836108   72,616 1,241,300 SH       SOLE                1,241,300      0    0
MACYS INC COM STK                     COM            55616P104   85,250 2,157,675 SH       SOLE                2,157,675      0    0
MC DONALDS CORP COM                   COM            580135101   66,486   697,721 SH       SOLE                  697,721      0    0
MCGRAW-HILL COS COM USD1              COM            580645109   70,606 1,227,499 SH       SOLE                1,227,499      0    0
MICROSOFT CORP COM                    COM            594918104   82,444 3,001,227 SH       SOLE                3,001,227      0    0
NIELSEN HOLDINGS N V COM              COM            N63218106   67,531 2,077,232 SH       SOLE                2,077,232      0    0
NIKE INC CL B                         CL B           654106103   29,992   554,900 SH       SOLE                  554,900      0    0
SCRIPPS NETWORKS INTERACTIVE INC CL   CL A NEW       811065101   83,290 1,348,390 SH       SOLE                1,348,390      0    0
A COM STK
TARGET CORP COM STK                   COM            87612E106   77,084 1,276,011 SH       SOLE                1,276,011      0    0
TIME WARNER INC USD0.01               COM NEW        887317303  106,905 2,116,099 SH       SOLE                2,116,099      0    0
WALT DISNEY CO                        COM            254687106   78,767 1,461,891 SH       SOLE                1,461,891      0    0
WILLIAMS SONOMA INC COM               COM            969904101   71,513 1,625,297 SH       SOLE                1,625,297      0    0